DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Elements of the Business Combination (Details) - USD ($)				12 Months Ended
	Dec. 09, 2021	Dec. 08, 2021	Nov. 28, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash - Seven Oaks trust and cash, net of Redemptions		$ 77,784,265
Cash - PIPE Equity	$ 120,000,000	32,500,000
Less: net impact of reverse recapitalization		(38,648,877)
Less: transaction costs reclassed or allocated to equity		(6,212,454)
Reverse recapitalization, net of transaction costs		65,422,934
Proceeds from convertible note issuance		87,500,000		$ 0	$ 8,217,304	$ 0
Less: transaction costs allocated to debt		(10,534,127)
Plus: noncash assumed warrant liability in reverse recapitalization		17,228,250
Net cash proceeds from the Business Combination on the Statements of Cash Flows		159,617,057		159,617,056	0	0
Less: transaction costs allocated to derivative instruments and expensed during the year		(9,500,178)
Net cash proceeds from the Business Combination within Note 1		150,116,879
Less: Prepayment Amount pursuant to Forward Purchase Transaction	$ (65,062,000)	(65,062,414)	$ (65,062,414)	$ (65,062,414)	$ 0	$ 0
Cash proceeds, net of the Forward Purchase Transaction Prepayment Amount		$ 85,054,465